Transactions with Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with Non-Controlling Interest [Abstract]
Schedule of Contributions (Returns) from Non Controlling Shareholders	It corresponds to contributions and returns made by the partners of the subsidiary Viva Negocio Inmobiliario S.A.C. for the realization of real estate projects. As of December 31, the balances include:
In thousands of soles	2021	2022	2023
Contributions received	182	995	6
Returns of contributions	(27,286)	(37,874)	(13,684)
Decrease in equity of non-controlling parties	(27,104)	(36,879)	(13,678)